Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional amount	£ 197,215	£ 205,172
Fair value assets	3,406	3,316
Fair value liabilities	1,584	1,448
Financial collateral, assets	21,310	25,014
Financial collateral, liabilities	16,772	18,823
Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	56,251	63,187
Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	140,964	141,985
Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	94,537	96,032
Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	46,427	45,953
Exchange Rate Contracts
Disclosure of detailed information about hedges [line items]
Notional amount	42,760	44,133
Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	14,951	14,149
Exchange Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	789	1,482
Exchange Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	27,020	28,502
Interest Rate Contracts
Disclosure of detailed information about hedges [line items]
Notional amount	153,315	158,565
Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	40,160	46,564
Interest Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	93,748	94,550
Interest Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	19,407	17,451
Equity derivative contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Equity and Credit Contracts
Disclosure of detailed information about hedges [line items]
Notional amount	1,140	2,474
Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Notional amount	1,140	2,474
Equity and Credit Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Derivative Assets
Disclosure of detailed information about hedges [line items]
Financial collateral, assets	330	222
Derivative Liabilities
Disclosure of detailed information about hedges [line items]
Financial collateral, liabilities	651	629
Fair Value
Disclosure of detailed information about hedges [line items]
Fair value assets	3,406	3,316
Fair value liabilities	1,584	1,448
Fair Value | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	1,406	1,135
Fair value liabilities	1,015	675
Fair Value | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	3,754	3,395
Fair value liabilities	2,323	1,987
Fair Value | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,309	1,188
Fair value liabilities	1,891	1,490
Fair Value | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	2,445	2,207
Fair value liabilities	432	497
Fair Value | Exchange Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	395	134
Fair value liabilities	418	200
Fair Value | Exchange Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	84	166
Fair value liabilities	6	2
Fair Value | Exchange Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,978	2,023
Fair value liabilities	409	462
Fair Value | Interest Rate Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	888	718
Fair value liabilities	542	315
Fair Value | Interest Rate Contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	1,225	1,022
Fair value liabilities	1,885	1,488
Fair Value | Interest Rate Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	467	184
Fair value liabilities	23	35
Fair Value | Equity derivative contracts | Fair value hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	0	0
Fair value liabilities	0	0
Fair Value | Equity and Credit Contracts | Derivatives Held for Trading
Disclosure of detailed information about hedges [line items]
Fair value assets	123	283
Fair value liabilities	55	160
Fair Value | Equity and Credit Contracts | Cash flow hedges | Derivatives Held for Hedging
Disclosure of detailed information about hedges [line items]
Fair value assets	0	0
Fair value liabilities	0	0
Fair Value | Netting adjustments
Disclosure of detailed information about hedges [line items]
Fair value assets	(1,754)	(1,214)
Fair value liabilities	£ (1,754)	£ (1,214)